Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Current loans receivable		$ 11.0	$ 1.0
Other loans receivable | Bellerive Capital 71 Limited
Disclosure of transactions between related parties [line items]
Current loans receivable		3.5
Whitfield Management Limited
Disclosure of transactions between related parties [line items]
Key management personnel services related party transactions		2.2	$ 2.0	$ 2.4
SG Ventures | Bellerive Capital 71 Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
SG Ventures | Bellerive Capital 71 Limited | Forecast
Disclosure of transactions between related parties [line items]
Fair value of investments in joint ventures for which there are quoted market prices		$ 7.5